Digital assets and risk management, Foreign currency risk (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Foreign Currency Risk [Abstract]
Earnings before tax	$ (67,090,138)		$ 3,991,447
Foreign Currency Risk [Member]
Foreign Currency Risk [Abstract]
Exchange rate	0.10
Earnings before tax		$ 16,162,103		$ 2,586,304
Foreign Currency Risk [Member] | Accounts Payable [Member]
Foreign Currency Risk [Abstract]
Financial liabilities	$ (1,371,103)		(30,275)
Foreign Currency Risk [Member] | Loans Payable [Member]
Foreign Currency Risk [Abstract]
Financial liabilities	(40,051,428)		(25,464,000)
Foreign Currency Risk [Member] | Cash [Member]
Foreign Currency Risk [Abstract]
Financial assets	107,601,184		368,769
Foreign Currency Risk [Member] | Accounts Receivable [Member]
Foreign Currency Risk [Abstract]
Financial assets	446,094		0
Foreign Currency Risk [Member] | Deposits (non-current) [Member]
Foreign Currency Risk [Abstract]
Financial assets	$ 94,996,281		$ 0